Significant accounting policies:	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Significant accounting policies:
Significant accounting policies:

Note B — Summary of Significant Account Policies:

Basis of presentation

The accounting policies followed by the Company are set forth in the Company’s notes to the financial statements that are a part of its Annual Report on Form 10-K for the fiscal year ended June 30, 2013 and should be read in conjunction with the financial statements contained herein.

The financial information included herein as of September 30, 2013, and for the three-month periods ended September 30, 2013, and 2012, have been presented without an audit, pursuant to accounting principles for interim financial information generally accepted in the United States of America, and the rules of the Securities and Exchange Commission.

The Company believes that the disclosures are adequate to make the information presented not misleading. The information presented reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the periods.

Earnings per share

The Company has adopted the provisions of Financial Accounting Standards Board, Accounting Standards Codification (“FASB ASC”) 260, “Earnings per Share”. FASB ASC 260 reporting requirements replace primary and fully-diluted earnings per share (“EPS”) with basic and diluted EPS. Basic EPS is calculated by dividing net income (available to common shareholders) by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

Potential dilutive securities (e.g., preferred stock, stock options and warrants and convertible debt) have been considered, but because the Company reported net losses in the three-month periods ended September 30, 2013 and 2012, their effects would be anti-dilutive. The weighted average number of common shares outstanding was 77,431,832 and 77,215,908 for the quarters ended September 30, 2013 and 2012, respectively.

Note B - Significant accounting policies:

Cash equivalents

For purposes of the statements of cash flows, the Company considers all certificates of deposit and other financial instruments with original maturity dates of three months or less to be cash equivalents.

Accounts Receivable

The Company has receivables from affiliated and non-affiliated third-party operators and oil and gas purchasers that are generally uncollateralized. The Company reviews these parties for creditworthiness and general financial condition. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. If necessary, the Company would determine an allowance by considering the length of time past due, previous loss history and the payor’s ability to pay its obligation, among other things. The Company writes off accounts receivable when they are determined to be uncollectible.

The Company establishes provisions for losses on accounts receivable if it determines that it will not collect all or part of the outstanding balance. The Company regularly reviews collectability and establishes or adjusts the allowance as necessary using the specific identification method. There was no allowance for doubtful accounts at June 30, 2013, 2012 and 2011.

Office and other equipment

Office and other equipment are stated at cost and depreciated by the straight-line method over estimated useful lives ranging from five to seven years. Depreciation and amortization of office and other equipment amounted to $3,372, $4,146 and $4,070 for the years ended June 30, 2013, 2012 and 2011, respectively.

Impairment of long-lived assets and long-lived assets to be disposed of

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 360-10, Property, Plant and Equipment — Impairment or Disposal of Long-Lived Assets, which provides guidance for the financial accounting and reporting of impairment or disposal of long-lived assets.  In addition, the Company is subject to the rules of the Securities and Exchange Commission with respect to impairment of oil and gas properties accounted for under the full cost method of accounting, as described below.

Full cost method of accounting for oil and gas properties

The Company has adopted the full cost method of accounting for oil and gas properties. Management believes adoption of the full cost method more accurately reflects management’s exploration objectives and results by including all costs incurred as integral for the acquisition, discovery and development of whatever reserves ultimately result from its efforts as a whole. Under the full cost method of accounting, all costs associated with acquisition, exploration and development of oil and gas reserves, including such costs as leasehold acquisition costs, interest costs related to exploratory and development activities, and directly related overhead costs, are capitalized into the full cost pool.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves. Investments in unproved properties and major development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

In addition, the capitalized costs are subject to a “full cost ceiling test,” which generally limits such costs to the aggregate of the “estimated present value” (discounted at a 10 percent (10%) interest rate) of future net revenues from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair market value of unproved properties. No impairment of oil and gas properties charge was recorded for fiscal 2013, 2012 and 2011, respectively.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in income.

Depletion of producing oil and gas properties amounted to $3,244,887, $6,086,383 and $3,703,185 for the years ended June 30, 2013, 2012 and 2011, respectively.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates that will apply in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Under ASC No. 740, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature, the issuance of convertible debt with a beneficial conversion feature results in a temporary difference for purposes of applying ASC No. 740. The deferred taxes recognized for the temporary difference should be recorded as an adjustment to paid-in capital. ASC No. 740 requires that the non-detachable conversion feature of a convertible debt security be accounted for separately if it is a “beneficial conversion feature.”

A beneficial conversion feature is recognized and measured by allocating to additional paid-in capital a portion of the proceeds equal to the conversion feature’s intrinsic value. A discount on the convertible debt is recognized for the amount that is allocated to additional paid-in capital. The debt discount is accreted from the date of issuance to the stated redemption date of the convertible instrument or through the earliest conversion date if the instrument does not have a stated redemption date. The U.S. Internal Revenue Code includes the entire amount of proceeds received at issuance as the tax basis of the convertible debt security. ASC 740 also provides guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions in an enterprise’s financial statements and requires an entity to recognize the financial statement impact of a tax position when it is more likely than not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is recognized at the largest amount of the benefit that is greater than 50% likely of being realized upon ultimate settlement. Interest expense and penalties related to tax liabilities will be recognized in the first period that it would begin to accrue according to the relevant tax law, and will be classified as an operating expense.

The Company is no longer subject to income tax examinations by the Internal Revenue Service for years prior to 2009.  For state tax jurisdictions, the Company is no longer subject to income tax examinations for years prior to 2009.

Oil and gas revenues

The Company recognizes oil and gas revenues when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations and distribute and disburse funds to various working interest and royalty owners, the collection of revenues from oil and gas production may take up to 60 days following the month of production. Therefore, we make accruals for revenues and accounts receivable based on estimates of our share of production. Since the settlement process may take 30 to 60 days following the month of actual production, our financial results include estimates of production and revenues for the related time period. We record any differences, which historically have not been significant, between the actual amounts ultimately received and the original estimates in the period they become finalized. Due to a decrease in the number of third-party operated Haynesville Shale wells being drilled and completed during fiscal 2013, and declining production from existing wells, sales and production volumes decreased 49% from fiscal 2012 to fiscal 2013, versus the increased number of wells drilled and completed during fiscal 2012 that created an increase of 13% from fiscal 2011 to fiscal 2012.

Earnings (loss) per common share

The Company has adopted the provisions of ASC No. 260, Earnings per Share. ASC No. 260 requires the presentation of basic earnings (loss) per share (“EPS”) and diluted EPS. Basic EPS is calculated by dividing net income or loss, less preferred dividends (income available to common stockholders), by the weighted average number of common shares outstanding for the period. Diluted EPS is calculated by dividing net income or loss, less preferred dividends (income available to common stockholders), by the weighted average number of common shares outstanding plus any dilutive shares (i.e., preferred dividends, stock warrants or other convertible debt) during the period.

As discussed in Note D, there were no dilutive securities outstanding during the years ended June 30, 2013, 2012 and 2011. The weighted average number of common and common equivalent shares outstanding was 77,263,381, 77,009,351 and 76,048,925 for the years ended June 30, 2013, 2012 and 2011, respectively.

Concentration of customers and credit risk

Financial instruments which potentially subject the Company to a concentration of credit risk consist primarily of trade accounts receivable with a variety of local, national, and international oil and natural gas companies. Such credit risks are considered by management to be limited due to the financial resources of the oil and natural gas companies.

Our cash accounts at our financial institution, which are only FDIC insured to a total balance of $250,000, had a balance of $313,205 as of June 30, 2013. Therefore, there is $63,205 customer/credit risk to the Company, as the remaining balance was fully insured by FDIC.

Our revenue of $3,843,420 was partially generated by three producers with 5% or greater of that total. They are as follows: Goodrich totaled $259,108 or 7%, Chesapeake totaled $338,516 or 9%, and EXCO totaled $2,774,919 or 72%.

As noted earlier, the Company has receivables from non-affiliated operators for oil and gas sales.  It also has accounts payable to such operators for its share of development, production, and operating costs.  As of June 30, 2013, a single operator owed the Company approximately $182,643 which is included in accounts receivable. As of June 30, 2012, a single operator owed the Company approximately $2,228,983 which is included in accounts receivable. The receivable as of June 30, 2012, as well as the arbitration award, was received during fiscal 2013.  Revenues attributed to this operator amounted to approximately $330,697 for the year ended June 30, 2011.

Reporting comprehensive income (loss) and operating segments

The Company has adopted the provisions of ASC No. 220, Comprehensive Income, and ASC No. 280, Segment Reporting. ASC No. 220 requires that an enterprise report, by major components and as a single total, the change in its net assets during the period from non-owner sources. ASC No. 280 establishes annual and interim reporting standards for an enterprise’s operating segments and related disclosures about its products, services, geographic areas and major customers. Adoption of ASC No. 220 and ASC No. 280 has had no impact on the Company’s financial position, results of operations, cash flows, or related disclosures because the Company’s operations are considered to be in a single segment.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain significant estimates

Management’s estimates of oil and gas reserves are based on various assumptions, including constant oil and gas prices. It is reasonably possible that a future event in the near term could cause the estimates to change and such changes could have a severe impact. Actual future production, cash flows, taxes, operating expenses, development expenditures and quantities of recoverable oil and gas reserves may vary substantially from those assumed in the estimate. The accuracy of any reserve estimate is a function of the quality of available data, engineering and geological interpretation, and judgment. Subsequent evaluation of the same reserves based upon production history will result in variations, which may be substantial, in the estimated reserves. While it is at least reasonably possible that these estimates will change materially in the near term, no estimate can be made of the range of possible changes that might occur.

Fair value of financial instruments

The Company has adopted the provisions of ASC No. 825, Financial Instruments. ASC No. 825 allows entities to choose, at specified election dates, to measure eligible financial assets and liabilities at fair value that are not otherwise required to be measured at fair value. If a company elects the fair value option for an eligible item, changes in that item’s fair value in subsequent reporting periods must be recognized in current earnings. ASC No. 825 also establishes presentation and disclosure requirements designed to draw comparison between entities that elect different measurement attributes for similar assets and liabilities.

The Company defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. Financial instruments included in the Company’s financial statements include cash and cash equivalents, short-term investments, accounts receivable, other receivables, other assets, accounts payable, notes payable and due to affiliates. Unless otherwise disclosed in the notes to the financial statements, the carrying value of financial instruments is considered to approximate fair value due to the short maturity and characteristics of those instruments. The carrying value of debt approximates fair value as terms approximate those currently available for similar debt instruments.

Asset retirement obligations

We have asset retirement obligations primarily for the future abandonment of oil and gas wells, and we maintain reserve accounts for part of these obligations under our operating agreements with the operators of wells in which we have an interest. We account for these obligations under ASC No. 410-20, Asset Retirement and Environmental Obligations, which requires the fair value of an asset retirement obligation to be recognized in the period when it is incurred if a reasonable estimate of fair value can be made. The present value of the estimated asset retirement cost is capitalized as part of the carrying amount of the underlying long-lived asset. ASC No. 410-20 also requires depreciation of the capitalized asset retirement cost and accretion of the asset retirement obligation over time. The depreciation is generally determined on a units-of-production basis over the life of the asset, while the accretion escalates over the life of the asset, typically as production declines. The amounts recognized are based on numerous estimates and assumptions, including recoverable quantities of oil and gas, future retirement and site reclamation costs, inflation rates and credit-adjusted risk-free interest rates.

Stock-based compensation

The Company accounts for its stock-based employee compensation plans pursuant to ASC No. 718, Stock Compensation. ASC No. 718 requires the Company to recognize compensation costs related to stock-based payment transactions (i.e., the granting of stock options and warrants, and awards of shares of common stock) in the financial statements. With limited exceptions, the amount of compensation is measured based on the grant-date fair value of the equity issued. Compensation cost is recognized over the period that an employee provides services in exchange for the award.

Exit or disposal activities

The Company has adopted the provisions of ASC No. 420, Exit or Disposal Cost Obligations. ASC No. 420 requires companies to recognize costs associated with exit or disposal activities when they are incurred rather than at the date of a commitment to an exit or disposal plan. Examples of costs covered by the standard include lease termination costs and certain employee severance costs that are associated with a restructuring, discontinued operations, or other exit or disposal activities. No exit or disposal activities have been entered into by the Company.

Financial instruments with characteristics of both liabilities and equity

The Company has adopted the provisions of ASC No. 480, Distinguishing Liabilities from Equity. ASC No. 480 established standards for how a company classifies and measures certain financial instruments with characteristics of both liabilities and equity. The statement requires that a company classify a financial instrument that is within its scope as a liability (or an asset in some circumstances) if certain criteria are met. Freestanding financial instruments that obligate the issuer to redeem the holder’s shares, or are indexed to such an obligation, and are settled in cash or settled with shares meeting certain conditions would be treated as liabilities. Many of those instruments were previously classified as equity.

ASC No. 480-10-05, Distinguishing Liabilities from Equity, clarifies that freestanding warrants and similar instruments on shares that are redeemable should be accounted for as liabilities under ASC No. 480 regardless of the timing of the redemption feature or price, even though the underlying shares may be classified as equity. Although the Company had outstanding warrants as of June 30, 2013, the shares issuable upon exercise of the warrants are not redeemable; consequently, adoption of ASC No. 480 has not had an impact on the Company’s financial position, results of operations or cash flows.

Guarantee of debt

The Company has adopted the provisions of ASC No. 460, Guarantees. ASC No. 460 clarifies that a guarantor is required to recognize, at the inception of certain types of guarantees, a liability for the fair value of the obligation undertaken in issuing the guarantee, and requires additional disclosures on existing guarantees even if the likelihood of future liability under the guarantees is deemed remote. The Company has not issued any guarantees and, therefore, the adoption of ASC No. 460 has not had any impact on the Company’s financial statements.

Accounting changes and error corrections

The Company has adopted the provisions of ASC No. 250, Accounting Changes and Error Corrections. ASC No. 250 applies to all voluntary changes in accounting principles and changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. Under previous guidance, changes in accounting principle were recognized as a cumulative effect in the net income of the period of the change. ASC No. 250 requires retrospective application of changes in accounting principle, limited to the direct effects of the change, to prior periods’ financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change in accounting principle. The adoption of ASC No. 250 did not have a material impact on the Company’s financial position, results of operations or cash flows.

Debt modifications

The Company has adopted the provisions of ASC No. 470, Debt Modifications and Extinguishment. ASC No. 470 requires an issuer that modifies a debt instrument to compare the present value of the original debt instrument’s cash flows to the present value of the cash flows of the modified debt. If the present value of those cash flows varies by more than 10 percent (10%), the modification is considered significant and extinguishments accounting is applied to the original debt. If the change in the present value of the cash flows is less than 10 percent (10%), the debt is considered to be modified and is subject to ASC No. 470 modification accounting. ASC No. 470 requires that in applying the 10 percent (10%) test the change in the fair value of the conversion option be treated in the same manner as a current period cash flow. ASC No. 470 also requires that, if a modification does not result in an extinguishment, the change in fair value of the conversion option be accounted for as an adjustment to interest expense over the remaining term of the debt. The issuer should not recognize a beneficial conversion feature or reassess an existing beneficial conversion feature upon modification of the conversion option of a debt instrument that does not result in an extinguishment.

Certain hybrid financial instruments

The Company has adopted the provisions of ASC No. 815, Derivatives and Hedging. ASC No. 815 improves the financial reporting of certain hybrid financial instruments by requiring more consistent accounting that eliminates exemptions and provides a means to simplify the accounting for these instruments. Specifically, ASC No. 815 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis.

Reporting taxes collected

The Company has adopted the provisions of ASC No. 605, Taxes Collected from Customers and Remitted to Governmental Authorities. Taxes collected should be presented in the income statement (gross versus net presentation). ASC No. 605 addresses income statement classification and disclosure requirements of externally-imposed taxes on revenue-producing transactions.

Subsequent Events

The Company has adopted the provisions of ASC No. 855, Subsequent Events. ASC No. 855 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC No. 855 sets forth (1) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, (2) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and (3) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date.

Other recent accounting pronouncements

In January 2013, the FASB issued ASU No. 2013-01— “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”.  The main objective in developing this update is to address implementation issues about the scope of ASU No. 2011-11.  This ASU clarifies the scope of the offsetting disclosures and addresses any unintended consequences.  The scope of update to ASU 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.  This ASU is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the required disclosures retrospectively for all comparative periods presented.  This ASU was adopted on January 1, 2013 and the adoption did not have a material impact on our financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. ASU 2011-08 provides entities an option of assessing qualitative factors when testing goodwill for impairment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If an entity determines that the fair value of a reporting unit is more likely than not less than its carrying value, then performing the two step impairment test is required after performing a qualitative assessment. Otherwise, the two step impairment test is not necessary. ASU 2011-08 was effective for the Company as of January 1, 2012. This standard on annual goodwill impairment test did not have any material impact to the Company’s Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-05 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-05 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. generally accepted accounting principles and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in shareholders’ equity and requiring that all non-owner changes in shareholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance will be applied retrospectively and early adoption is permitted. This guidance was effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s Consolidated Financial Statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S GAAP and IFRS. This amendment of the FASB Accounting Standards Codification is to ensure that fair value has the same meaning in U.S. GAAP and IFRS and that their respective fair value measurement and disclosure requirements are the same. This guidance is effective during the interim and annual periods beginning after December 15, 2011. This authoritative guidance does not any material effect on the Company’s Consolidated Financial Statements.

In December 2009, the Company adopted revised oil and gas reserve estimation and disclosure requirements. The primary impact of the new disclosures for the Company was to align the definition of proved reserves with the Securities and Exchange Commission (SEC) Modernization of Oil and Gas Reporting rules, which were issued by the SEC at the end of 2008 and effective for fiscal periods ending on or after December 31, 2009. The accounting standards revised the definition of proved oil and gas reserves to require that the average, first-day-of-the-month price during the 12-month period preceding the end of the year rather than the year-end price, must be used when estimating whether reserve quantities are economical to produce. This same 12-month average price is also used in calculating the aggregate amount of (and changes in) future cash inflows related to the standardized measure of discounted future net cash flows. The rules also allow for the use of reliable technology to estimate proved oil and gas reserves, if those technologies have been demonstrated to result in reliable conclusions about reserve volumes. The unaudited supplemental information on oil and gas exploration and production activities for 2013, 2012 and 2011 has been presented following these new reserve estimation and disclosure rules.